SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Options	9,024,068	5,284,068
Warrants	17,046,823	3,780,000
Convertible notes payable	$ 1,476,547	$ 440,000
Dilutive Securities	27,547,438	9,504,068